Equity Method Investments Equity Method Investments - Additional Information (Details) - EUR (€) € in Millions			12 Months Ended
		Jun. 29, 2017	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Nov. 03, 2016
Schedule of Equity Method Investments [Line Items]
Document Period End Date			Dec. 31, 2019
Profit (loss) related to equity method investments			€ (18.2)		€ (6.2)	€ 16.7
Proceeds from Equity Method Investment, Distribution, Return of Capital	[1]				89.2
Zeiss Commitment Consideration already paid During the Year			282.8		275.1	147.5
Contractual Obligation	[2]		8,600.4
Equity Method Investments			€ 833.0		915.8
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			17 years 2 months 12 days
Equity Method Investment, Ownership Percentage			24.90%
equity method investment acquisition date		Jun. 29, 2017
Zeiss High-NA Funding Commitment [Member]
Schedule of Equity Method Investments [Line Items]
Contractual Obligation - Estimated Total Contract Commitment			€ 1,242.2		1,229.9
Contractual Obligation			524.8	[3]	795.3		€ 760.0
Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			0.0
Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			833.0
Intercompany profit elimination [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments			13.7		(10.7)
Dividend Forfeiture [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments			24.2		(0.0)
Share of net income (loss) after accounting policy alignment [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments			(82.8)		(80.9)
basis difference amortization [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments			26.7		(26.7)
Inventory step-up release [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments			(0.0)		(37.3)
Zeiss High-NA Funding Commitment [Member] | Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			566.5
Zeiss High-NA Funding Commitment [Member] | Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			(28.0)
Zeiss High-NA Funding Commitment [Member] | Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			566.5
EUV agreement [Member] | Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			320.9
EUV agreement [Member] | Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			0.0
EUV agreement [Member] | Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			320.9
DUV Agreements [Domain] | Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			34.7
DUV Agreements [Domain] | Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			0.0
DUV Agreements [Domain] | Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			34.7
Land, Buildings and Constructions [Member]
Schedule of Equity Method Investments [Line Items]
Assets under construction in carrying amount			286.6		79.0
Capital expenditure support provided [Member]
Schedule of Equity Method Investments [Line Items]
Zeiss Commitment Consideration already paid During the Year			184.1		191.8	89.1
Research and development support provided [Member]
Schedule of Equity Method Investments [Line Items]
Zeiss Commitment Consideration already paid During the Year			94.2		74.8	55.8
Supply chain support provided [Member]
Schedule of Equity Method Investments [Line Items]
Zeiss Commitment Consideration already paid During the Year			€ 4.5		€ 8.5	€ 2.6

[1]
Depreciation and amortization includes depreciation of property, plant and equipment, amortization of intangible assets, and amortization of underwriting commissions and discount related to the bonds and credit facility.

[2]	4. We have excluded unrecognized tax benefits for an amount of €227.1 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[3]	3. For further details see Note 9 Equity method investments.